Liquidity and Going Concern (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Liquidity And Going Concern Abstract
Net loss	$ 22,657,899	$ 44,500,000
Net cash outflows from operating activities	19,265,823	19,300,000
Accumulated losses	62,053,032	39,400,000
Cash and cash equivalents	$ 3,783,780	6,449,876	$ 38,595,610
Cash and cash equivalents		$ 6,400,000